Financial Instruments - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2023 USD ($)
Disclosure of detailed information about financial instruments [line items]
Increase percentage of significant unobservable inputs discount rate	1.00%	1.00%	1.00%
Fair value of unquoted shares decreased	$ 7,200		$ 6,600		$ 235
Fair value of bonds decreased	$ 2,000	$ 65	$ 3,000
Percentage of trade receivables	31.00%		30.00%		31.00%
Bottom of range [member] | Actuarial assumption of discount rates [member]
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs discount rate	20.00%	20.00%
Top of range [member] | Actuarial assumption of discount rates [member]
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs discount rate	30.00%	30.00%
Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Increase decrease in profit before tax	$ 660,000	$ 21,555	$ 794,000	$ 959,000
Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	148,000		60,000	38,000	$ 4,833
Other price risk [member]
Disclosure of detailed information about financial instruments [line items]
Increase decrease in profit before tax	$ 46,500	$ 1,519	$ 50,000	$ 49,000
Equity debt ratio	1.00%	1.00%	1.00%	1.00%
Increase decrease in other comprehensive income	$ 6,000	$ 196	$ 5,000	$ 9,000